Critical Accounting Estimates and Judgment in Applying Accounting Policies - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of changes in accounting estimates [line items]
Increase decrease in earning before tax due to actuarial assumption and model updates	€ 276,000,000	€ 118,000,000
Uniform grading period	10 years
Description of voluntary changes	For the years 2015 through 2017, Aegon kept its long-term equity market return assumption for the estimated gross profits on variable life and variable annuity products in the Americas at 8%. During the three year period, the long-term assumption for 10- year US Treasury yields was 4.25% and the uniform grading period was 10 years. The long term credit spread assumption on our most common corporate bonds is 114bps. The 90-day Treasury yield was 1.39%, 0.51% and 0.16% at December 31, 2017, 2016 and 2015, respectively. During 2016 and 2017 the 90-day Treasury yield was assumed to have a uniform grading over 10 years to 2.5%. In 2015, the 90-day Treasury yield was assumed to remain level for six months followed by a 9.5 year grade to 2.5%. On a quarterly basis, the estimated gross profits are updated for the difference between the estimated market return and the actual market return.
Percentage of increase in mortality assumption	10.00%
Decrease in net income due to increase of mortality assumption	€ 265,000,000	223,000,000
Percentage of increase in the lapse rate assumption	20.00%
Increase in net income due to increase in lapse rate assumptions	€ 78,000,000	60,000,000
Aegon N.V [member]
Disclosure of changes in accounting estimates [line items]
Decrease in net income due to possible changes in other assumptions	€ 15,000,000	€ 12,000,000
9.5 year grading [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return			2.50%
10-year US treasury yields [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	4.25%
Bonds [member]
Disclosure of changes in accounting estimates [line items]
Long term credit spread assumption	1.14%
90-day treasury yield [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	1.39%	0.51%	0.16%
90-day treasury yield [member] | Grading over 10 years [member]
Disclosure of changes in accounting estimates [line items]
Percentage of rate of return	2.50%	2.50%
Americas [member]
Disclosure of changes in accounting estimates [line items]
Percentage of long-term equity market return assumption	8.00%
United States [member]
Disclosure of changes in accounting estimates [line items]
Percentage of decrease in expected long-term equity growth rate	1.00%
Decrease in DPAC and VOBA balances and reserve	€ 130,000,000	€ 158,000,000
DPAC and VOBA balance	€ 2,700,000,000	€ 3,000,000,000